Analysis of performance by segment - Net insurance and reinsurance finance income (expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of operating segments
Net finance (expense) income from insurance contracts	$ (14,612)	$ (4,154)	$ (8,839)
Net finance income (expense) from reinsurance contracts held	(159)	(338)	191
Accretion of interest on GMM contracts
Analysis of operating segments
Net finance (expense) income from insurance contracts	(337)	(295)	(233)
Net finance income (expense) from reinsurance contracts held	151	109	45
Changes in fair value of underlying assets and other adjustments relating to VFA contracts
Analysis of operating segments
Net finance (expense) income from insurance contracts	(13,859)	(3,258)	(8,162)
Effect of changes in interest rates and other financial assumptions
Analysis of operating segments
Net finance (expense) income from insurance contracts	(208)	(491)	(276)
Net finance income (expense) from reinsurance contracts held	(254)	(467)	168
Effect of measuring changes in estimates at current rates and adjusting the CSM at locked-in rates
Analysis of operating segments
Net finance (expense) income from insurance contracts	15	5	43
Net finance income (expense) from reinsurance contracts held	15	(23)	(11)
Net foreign exchange gain
Analysis of operating segments
Net finance (expense) income from insurance contracts	107	21	12
Net finance income (expense) from reinsurance contracts held	(71)	19	(8)
Other finance (expense) income from contracts
Analysis of operating segments
Net finance (expense) income from insurance contracts	(330)	(136)	(223)
Net finance income (expense) from reinsurance contracts held	0	24	(3)
Effect of changes in policyholder interest in excess net assets of relevant participating funds
Analysis of operating segments
Net finance (expense) income from insurance contracts	(320)	(110)	(192)
Effect of changes in non-performance risk of reinsurers
Analysis of operating segments
Net finance income (expense) from reinsurance contracts held	$ 1	$ 24	$ (3)